Items Recognized in "Accumulated Other Comprehensive Income (Loss)" (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (42,262)	¥ (39,052)
Prior service cost	12,611	14,518
Total	(30,586)	(25,594)
NTT CDBP
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	(18,002)	(11,288)
Prior service cost	1,069	1,426
Total	¥ (16,933)	¥ (9,862)